Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 101,876	$ 101,162
Amortization expense	13,838	12,127	$ 10,531
Ending balance	102,356	101,876	101,162
Rights to Produce and Distribute Coca-Cola trademark Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	73,877	73,962
Ending balance	73,475	73,877	73,962
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	22,012	22,340
Ending balance	21,856	22,012	22,340
Other indefinite lived intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,309	1,314
Ending balance	1,323	1,309	1,314
Technology costs and management systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,974	1,794
Ending balance	1,695	1,974	1,794
Development systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,954	1,567
Ending balance	2,641	1,954	1,567
Other amortizable
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	750	185
Ending balance	1,366	750	185
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	110,126	108,290	109,612
Purchases	2,241	2,105	1,377
Transfer	(157)	0	0
Disposals	(12)	(71)	(64)
Effect of movements in exchange rates	704	(331)	(2,705)
Changes in value on the recognition of inflation effects	54	133	70
Ending balance	111,548	110,126	108,290
Cost | Rights to Produce and Distribute Coca-Cola trademark Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	74,622	74,707	76,499
Purchases	0	0	0
Transfer	0	0	(224)
Disposals	0	0	0
Effect of movements in exchange rates	402	(85)	(1,568)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	74,220	74,622	74,707
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	22,012	22,340	23,258
Purchases	0	0	0
Transfer	0	0	0
Disposals	0	0	(2)
Effect of movements in exchange rates	156	(328)	(916)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	21,856	22,012	22,340
Cost | Other indefinite lived intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,309	1,314	1,042
Purchases	0	30	4
Transfer	0	0	224
Disposals	(10)	(50)	0
Effect of movements in exchange rates	(24)	15	44
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	1,323	1,309	1,314
Cost | Technology costs and management systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,010	6,876	6,262
Purchases	18	223	385
Transfer	45	637	307
Disposals	(1)	(21)	(1)
Effect of movements in exchange rates	137	39	(77)
Changes in value on the recognition of inflation effects	54	256	0
Ending balance	7,989	8,010	6,876
Cost | Development systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,954	1,567	1,342
Purchases	2,103	1,224	963
Transfer	(1,402)	(835)	(708)
Disposals	0	0	0
Effect of movements in exchange rates	14	3	(30)
Changes in value on the recognition of inflation effects	0	(5)	0
Ending balance	2,641	1,954	1,567
Cost | Other amortizable
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,219	1,486	1,209
Purchases	120	628	25
Transfer	1,200	198	401
Disposals	(1)	0	(61)
Effect of movements in exchange rates	19	25	(158)
Changes in value on the recognition of inflation effects	0	(118)	70
Ending balance	3,519	2,219	1,486
Accumulated Depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(8,250)	(7,128)	(6,490)
Amortization expense	(1,035)	(985)	(836)
Disposals	2	21	59
Effect of movements in exchange rates	140	(29)	217
Changes in value on the recognition of inflation effects	(49)	(129)	(78)
Ending balance	(9,192)	(8,250)	(7,128)
Accumulated Depreciation | Rights to Produce and Distribute Coca-Cola trademark Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(745)	(745)	(745)
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	(745)	(745)	(745)
Accumulated Depreciation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Accumulated Depreciation | Other indefinite lived intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Accumulated Depreciation | Technology costs and management systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,036)	(5,082)	(4,691)
Amortization expense	(342)	(778)	(518)
Disposals	1	21	0
Effect of movements in exchange rates	132	(68)	205
Changes in value on the recognition of inflation effects	(49)	(129)	(78)
Ending balance	(6,294)	(6,036)	(5,082)
Accumulated Depreciation | Development systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Accumulated Depreciation | Other amortizable
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,469)	(1,301)	(1,054)
Amortization expense	(693)	(207)	(318)
Disposals	1	0	59
Effect of movements in exchange rates	8	39	12
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	$ (2,153)	$ (1,469)	$ (1,301)